Employee Benefit Obligations - Other Post-Retirement Plans (Details) - Other post retirement benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in projected benefit obligation:
Benefit obligation at prior year end	$ 232	$ 135
Service cost	1	3	$ 2
Interest cost	9	8	6
Benefits paid	(22)	(16)
Recognized net actuarial loss (gain)	6	(18)
Net transfer in due to acquisition		120
Special termination benefits	2		2
Plan amendments	(9)
Effect of exchange rates	1
Benefit obligation at year end	220	232	$ 135
Less current portion	(24)	(24)
Long-term retiree medical liabilities	$ 196	$ 208